Financial structure and financial costs - Fair value hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial structure, financial costs and financial instruments
Equity instruments	$ 1,543	$ 1,051	$ 1,625	$ 2,007
Measured at fair value | Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Assets and liabilities held for trading	207	214	82
Equity instruments	255	33	501
Total fair value	(1,242)	(2,978)	(430)
Measured at fair value | Financial instruments, excluding commodity contracts | Level 1
Financial structure, financial costs and financial instruments
Equity instruments	255	33	501
Total fair value	255	33	501
Measured at fair value | Financial instruments, excluding commodity contracts | Level 2
Financial structure, financial costs and financial instruments
Assets and liabilities held for trading	207	214	82
Total fair value	(1,497)	(3,011)	(931)
Fair value hedge | Measured at fair value | Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Hedge instruments	(600)	(1,275)	39
Fair value hedge | Measured at fair value | Financial instruments, excluding commodity contracts | Level 2
Financial structure, financial costs and financial instruments
Hedge instruments	(600)	(1,275)	39
Cash flow hedge | Measured at fair value | Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Hedge instruments	(1,104)	(1,950)	(1,052)
Cash flow hedge | Measured at fair value | Financial instruments, excluding commodity contracts | Level 2
Financial structure, financial costs and financial instruments
Hedge instruments	$ (1,104)	$ (1,950)	$ (1,052)